Equity (Change in Common Units) (Details) - shares shares in Millions		1 Months Ended		12 Months Ended
	Mar. 31, 2012	Aug. 31, 2014	Feb. 28, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Common Units, beginning of period				333.8	301.5	225.5
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2.2
Common Units issued in connection with public offerings				0.0	13.8	15.5
Partners' Capital Account, Units, Acquisitions				0.0	49.5	57.4
Common Units Redeemed for Class H Units				0.0	(50.2)	0.0
Common Units issued in connection with the Distribution Reinvestment Plan				2.8	2.3	1.0
Common Units issued in connection with the equity distribution program				21.4	16.9	1.6
Stock Repurchased During Period, Shares				0.0	(0.4)	0.0
Issuance of Common Units under equity incentive plans				0.4	0.4	0.5
Number of Common Units, end of period				355.5	333.8	301.5
Susser Merger
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		15.8		0.0	0.0	0.0
Lake Charles LNG Transaction [Member]
Partners' Capital Account, Units, Redeemed			18.7	(18.7)	0.0	0.0